VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
Number of vessels transferred from operating lease assets to sales type assets | vessel	1
Cost	$ 2,256,747	$ 2,154,994
Accumulated depreciation	494,151	417,825
Vessels and equipment, net	$ 1,762,596	$ 1,737,169